Fair Value (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis

At June 30, 2020 (Unaudited)

	Quoted Prices
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets

Listed equity securities	$9,424	$-	$-	$9,424
Derivatives	-	11,069	-	11,069

	$9,424	$11,069	$-	$20,493

At December 31, 2019

	Quoted Prices
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets

Listed equity securities	$180,201	$—	$—	$180,201
Derivatives	—	194,110	—	194,110

	$180,201	$194,110	$—	$374,311

Schedule of fair values of financial assets and liabilities, excluding financial instruments

At June 30, 2020 (Unaudited)

		Quoted Prices
		in Active	Significant	Significant
	Total	Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$8,111,409	$8,111,409	$-	$-	$8,111,409
Bank balances held on behalf of customers	1,470,486	1,470,486	-	-	1,470,486
Receivables from broker-dealers and clearing organizations	18,703	-	18,703	-	18,703
Receivables from broker-dealers and clearing organizations - customer accounts	2,182,623	-	2,182,623	-	2,182,623
Short-term loans receivable	2,087,593	-	2,087,593	-	2,087,593
Commissions receivable	60,839	-	60,839	-	60,839
Other receivable	306,368	-	306,368	-	306,368
	$14,238,021	$9,581,895	$4,349,758	$-	$14,238,021

Liabilities
Payables to customers	$3,044,689	$-	$3,044,689	$-	$3,044,689
Payable to broker-dealers	607,132	-	607,132	-	607,132
Commissions payable	16,953	-	16,953	-	16,953
Other payables	1,149,637	-	1,149,637	-	1,149,637
Short-term borrowings	621,101	-	621,101	-	621,101
	$5,439,512	$-	$5,439,512	$-	$5,439,512

At December 31, 2019

		Quoted Prices
		in Active	Significant	Significant
	Total	Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs	Estimated
	Value	(Level 1)	(Level 2)	(Level 3)	Fair Value

Assets
Cash and cash equivalents	$6,388,978	$6,388,978	$—	$—	$6,388,978
Bank balances held on behalf of customers	2,192,201	2,192,201	—	—	2,192,201
Receivables from broker-dealers and clearing organizations	20,409	—	20,409	—	20,409
Receivables from broker-dealers and clearing organizations - customer accounts	1,664,552	—	1,664,552	—	1,664,552
Short-term loans receivable	1,637,310	—	1,637,310	—	1,637,310
Commissions receivable	88,560	—	88,560	—	88,560
Other receivable	166,064	—	166,064	—	166,064
	$12,158,074	$8,581,179	$3,576,895	$—	$12,158,074

Liabilities
Payables to customers	$3,853,693	$—	$3,853,693	$—	$3,853,693
Commissions payable	29,439	—	29,439	—	29,439
Dividends payable	385,901	—	385,901		385,901
Other payables	417,445	—	417,445	—	417,445
Short-term borrowings	1,412,570	—	1,412,570		1,412,570
Short-term borrowings from related party	128,415	—	128,415	—	128,415
	$6,227,463	$—	$6,227,463	$—	$6,227,463